Other Long-Term Assets (Details) - Schedule of other long-term assets - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other long-term assets [Abstract]
Prepaid expenses	$ 452	$ 640
Deferred charges (Note 12)	775	1,039
Income tax recoverable	8,418	6,283
Other	277	302
Other long-term assets	$ 9,922	$ 8,264